PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited)
1
Voya Enhanced Securitized Income Fund
Principal
Amount † RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 39 .4%
Automobile Asset-Backed Securities : 16 .3%
8,000
(1)(2)
Carvana Auto
Receivables Trust
2023-P1 R,
03/11/2030 $ 755,943
2 .8
5,000
(1)(2)
Chase Auto Owner
Trust 2024-1A R1,
06/25/2031 1,086,710
4 .1
1,666
(1)(2)
Chase Auto Owner
Trust 2024-3A R1,
09/25/2031 515,853
1 .9
3,000
(1)(2)
Chase Auto Owner
Trust 2024-4A R1,
11/25/2031 961,617
3 .6
9,840
(1)(2)
PenFed Auto
Receivables Owner
Trust 2024-A R1,
09/15/2032 1,055,358
3 .9
4,375,481
16 .3
Other Asset-Backed Securities : 19 .8%
700,000
(1)(3)
Apidos CLO XXXII
2019-32A ER, 9.769%,
(TSFR3M + 5.500%),
01/20/2033 694,050
2 .6
1,000,000
(1)(3)
Bain Capital Credit Clo
Ltd. 2019-4A ERR,
11.279%, (TSFR3M +
7.000%),
04/23/2035 983,750
3 .7
1,000,000
(1)(3)
Birch Grove Clo 11 Ltd.
2024-11A E, 10.149%,
(TSFR3M + 5.800%),
01/22/2038 1,010,751
3 .8
900,000
(1)(3)
Birch Grove CLO 3 Ltd.
2021-3A ER, 9.419%,
(TSFR3M + 5.150%),
01/19/2038 897,268
3 .3
500,000
(1)(3)
BlueMountain CLO
XXVIII Ltd. 2021-28A
E, 10.918%, (TSFR3M
+ 6.662%),
04/15/2034 490,752
1 .8
1,000,000
(1)(3)
Empower CLO Ltd.
2024-2A E, 10.306%,
(TSFR3M + 6.050%),
07/15/2037 1,008,482
3 .7
250,000
(1)(3)
Palmer Square Loan
Funding Ltd. 2025-1A
D, 8.421%, (TSFR3M +
4.100%),
02/15/2033 248,745
0 .9
5,333,798
19 .8
Student Loan Asset-Backed Securities : 3 .3%
1,430
(1)(2)
Navient Private
Education Refi Loan
Trust 2021-DA R,
04/15/2060 879,141
3 .3
Total Asset-Backed
Securities
(Cost $11,303,923)
10,588,420
39 .4
Principal
Amount† RA . Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 26 .0%
1,000,000
(1)
ARZ Trust 2024-BILT
G, 8.803%,
06/11/2029 $ 1,021,223
3 .8
1,000,000
(1)(3)
Citigroup Commercial
Mortgage Trust
2016-C2 D, 3.250%,
08/10/2049 919,838
3 .4
1,000,000
(1)
MCR Mortgage Trust
2024-TWA F, 10.382%,
06/12/2039 1,020,249
3 .8
1,250,000
(1)(3)
SMRT 2022-MINI F,
7.679%, (TSFR1M +
3.350%),
01/15/2039 1,217,272
4 .6
1,000,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA F, 8.568%,
(TSFR1M + 4.239%),
02/15/2042 993,040
3 .7
1,000,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2016-C37 D,
3.163%,
12/15/2049 902,232
3 .4
1,000,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.028%,
12/15/2059 894,711
3 .3
Total Commercial
Mortgage-Backed
Securities
(Cost $6,752,199)
6,968,565
26 .0
COLLATERALIZED MORTGAGE OBLIGATIONS : 25 .1%
500,000
(1)(3)
Bellemeade Re Ltd.
2024-1 M2, 8.922%,
(SOFR30A + 4.600%),
08/25/2034 521,800
1 .9
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B2,
8.322%, (SOFR30A +
4.000%),
01/25/2044 1,036,398
3 .9
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R02 1B2,
8.022%, (SOFR30A +
3.700%),
02/25/2044 1,027,114
3 .8
900,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 B2, 9.822%,
(SOFR30A + 5.500%),
01/25/2034 1,028,943
3 .8
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B2, 12.822%,
(SOFR30A + 8.500%),
02/25/2042 1,093,859
4 .1
1,000,000
(1)(3)
Radnor Re Ltd. 2024-1
B1, 9.472%, (SOFR30A
+ 5.150%),
09/25/2034 1,040,123
3 .9

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)
2
Voya Enhanced Securitized Income Fund
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,087,820
(1)(3)
Sequoia Mortgage Trust
2024-6 B4, 6.577%,
07/27/2054 $ 982,364
3 .7
Total Collateralized
Mortgage Obligations
(Cost $6,586,805)
6,730,601
25 .1
Total Long-Term
Investments
(Cost $24,642,927)
24,287,586
90 .5
SHORT-TERM INVESTMENTS : 8 .9%
Commercial Paper : 7 .5%
1,000,000  Enterprise Products,
5.800
%,
06/04/2025
(Cost $999,625)
999,365
3 .7
1,000,000  Lockheed Martin,
6.950
%,
06/02/2025
(Cost $999,874)
999,619
3 .8
Total Commercial Paper
(Cost $1,999,499)
1,998,984
7 .5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1 .4%
383,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.220%
(Cost $383,000) $ 383,000 1 .4
Total Short-Term
Investments
(Cost $2,382,499)
2,381,984
8 .9
Total Investments in
Securities
(Cost $27,025,426) $ 26,669,570 99 .4
Assets in Excess of
Other Liabilities 172,786 0.6
Net Assets $ 26,842,356 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less
contractual payments to debtholders and fund expenses.
(3)
Variable rate security. Rate shown is the rate in effect as of May
31, 2025.
(4)
Rate shown is the 7-day yield as of May 31, 2025.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)
3
Voya Enhanced Securitized Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2025
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 10,588,420 $ — $ 10,588,420
Collateralized Mortgage Obligations — 6,730,601 — 6,730,601
Commercial Mortgage-Backed Securities — 6,968,565 — 6,968,565
Short-Term Investments 383,000 1,998,984 — 2,381,984
Total Investments, at fair value $ 383,000 $ 26,286,570 $ — $ 26,669,570
Other Financial Instruments+
Futures 39,288 — — 39,288
Total Assets $ 422,288 $ 26,286,570 $ — $ 26,708,858
Liabilities Table
Other Financial Instruments+
Futures $ (5,711) $ — $ — $ (5,711)
Total Liabilities $ (5,711) $ — $ — $ (5,711)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At May 31, 2025, the following futures contracts were outstanding for Voya Enhanced Securitized Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note 17 09/19/25 $ 1,882,750 $ 10,723
U.S. Treasury Long Bond 9 09/19/25 1,015,031 13,129
U.S. Treasury Ultra 10-Year Note 19 09/19/25 2,138,391 15,436
$ 5,036,172 $ 39,288
Short Contracts:
U.S. Treasury 2-Year Note (1) 09/30/25 (207,438) (216)
U.S. Treasury 5-Year Note (14) 09/30/25 (1,514,625) (5,495)
$ (1,722,063) $ (5,711)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 395,855
Gross Unrealized Depreciation (751,711)
Net Unrealized Depreciation $ (355,856)